Other Operating Expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Social investment expenditure	R 183	R 166	R 185
Loss on scrapping of property, plant and equipment (a)	115	164	97
Silicosis settlement provision (b)	12	2	(174)
Loss allowance/(credit)	50	(19)	35
Other (income)/expenses – net	69	(24)	109
Total other operating expenses1	R 429	R 289	R 252